Income Taxes - Schedule of unrecognized tax benefits liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Beginning Balance	$ 1,834	$ 1,834	$ 1,784	$ 1,013
Tax position taken in prior period:
Gross increases		143	0	0
Gross decreases	(200)		(200)	0
Tax position taken in current period:
Gross increases	$ 250		250	771
Gross decreases		(2,000)	0	0
Lapse of statute of limitations			0	0
Settlements			0	0
Ending Balance		$ 1,977	$ 1,834	$ 1,784